Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	Atlanta Braves Holdings, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001958140
Amendment Flag	false